EQUITY (Tables)	6 Months Ended
Jun. 30, 2018
Equity [abstract]
Disclosure of components of common equity
Common Equity
The company’s common equity is comprised of the following:

AS AT JUN. 30, 2018 AND DEC. 31, 2017 (MILLIONS)	2018	2017
Common shares	$4,452	$4,428
Contributed surplus	257	263
Retained earnings	12,774	11,864
Ownership changes	1,567	1,459
Accumulated other comprehensive income	5,331	6,038
Common equity	$24,381	$24,052

Schedule of equity
Shares issued and outstanding changed as follows:

	Three Months Ended		Six Months Ended
AS AT AND FOR THE PERIODS ENDED JUN. 30	2018	2017	2018	2017
Outstanding, beginning of period[1]	956,988,539	958,560,408	958,773,120	958,168,417
Issued (repurchased)
Repurchases	(11,496)	(132,948)	(5,243,120)	(2,041,676)
Long-term share ownership plans[2]	449,598	227,738	3,845,693	2,470,528
Dividend reinvestment plan and others	55,656	64,390	106,604	122,319
Outstanding, end of period[3]	957,482,297	958,719,588	957,482,297	958,719,588

1.
Net of 34,000,896 Class A shares held by the company in respect of long-term compensation agreements as at March 31, 2018 (March 31, 2017 – 29,188,231) and 30,569,215 as at December 31, 2017 (December 31, 2016 – 27,846,452)

2.	Includes management share option plan and restricted stock plan

3.	Net of 34,000,896 Class A shares held by the company in respect of long-term compensation agreements as at June 30, 2018 (June 30, 2017 – 29,188,231)
The number of issued and outstanding common shares and unexercised options are as follows:

AS AT JUN. 30, 2018 AND DEC. 31, 2017	2018	2017
Class A shares[1]	957,397,177	958,688,000
Class B shares	85,120	85,120
Shares outstanding[1]	957,482,297	958,773,120
Unexercised options and other share-based plans[2]	46,238,799	47,474,284
Total diluted shares	1,003,721,096	1,006,247,404

1.	Net of 34,000,896 (2017 – 30,569,215) Class A shares held by the company in respect of long-term compensation agreements

2.	Includes management share option plan and escrowed stock plan

Schedule of basic and diluted earnings per share
The components of basic and diluted earnings per share are summarized in the following table:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUN. 30 (MILLIONS)	2018	2017	2018	2017
Net income attributable to shareholders	$680	$225	$1,537	$188
Preferred share dividends	(38)	(35)	(76)	(71)
Dilutive effect of conversion of subsidiary preferred shares	(34)	—	(67)	—
Net income available to shareholders	$608	$190	$1,394	$117

Weighted average – common shares	957.1	958.6	957.6	958.5
Dilutive effect of the conversion of options and escrowed shares using treasury stock method	18.1	20.0	18.6	19.3
Common shares and common share equivalents	975.2	978.6	976.2	977.8